Cash and cash equivalents and debt financing - Additional information (Detail) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Corporate bond [member]
Cash Reconciliation [Line Items]
Fair value of corporate bonds	£ 4,119.2	£ 4,790.3